Related Party Transactions (Details) (SPG, USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions
Amount payable	$ 3,473		$ 3,473		$ 4,959	$ 8,094
Consolidated properties | Common costs, services and other
Related Party Transactions
Amounts charged to related party					17,251	16,905	15,256
Consolidated properties | Property management costs, services and other
Related Party Transactions
Amounts charged to related party	5,515	3,786	15,325	12,764
Consolidated properties | Insurance premiums
Related Party Transactions
Amounts charged to related party	2,351	2,274	6,790	6,821	9,094	9,351	8,721
Consolidated properties | Advertising and promotional programs
Related Party Transactions
Amounts charged to related party	196	217	639	631	887	1,303	1,373
Consolidated properties | Leasing and development fees
Related Party Transactions
Amounts charged to related party	1,176	264	7,341	1,328	11,976	12,283	11,918
Unconsolidated properties | Property management costs, services and other
Related Party Transactions
Amounts charged to related party	241	969	2,010	2,905	4,171	4,762	4,812
Unconsolidated properties | Insurance premiums
Related Party Transactions
Amounts charged to related party	14	59	123	175	233	247	150
Unconsolidated properties | Advertising and promotional programs
Related Party Transactions
Amounts charged to related party	10	15	36	46	65	80	79
Unconsolidated properties | Leasing and development fees
Related Party Transactions
Amounts charged to related party	$ 8	$ 26	$ 162	$ 223	$ 310	$ 802	$ 114